Integrity Pinnacle (pre 1-1-12)

May 3, 2023

Securities and Exchange Commission
100 F. Street N.E.
Washington, D.C. 20549

RE:     Separate Account I of Integrity Life Insurance Company
    Registration Nos. 333-175480 and 811-04844
    Prospectus and Statement of Additional Information for:
    Pinnacle (on or before April 30, 1998)
Pinnacle III (May 1, 1998 to July 15, 2001; only version sold in Oregon)
Pinnacle IV (July 16, 2001 to April 30, 2007)
Pinnacle V (May 1, 2007 to December 31, 2011)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from those contained in the Registrant's Post-Effective Amendment number 15 to its Registration Statement number 333-175480 on Form N-4, which was filed electronically on April 27, 2023.

Sincerely,

/s/ Benjamin V. Mollozzi

Benjamin V. Mollozzi
Counsel
Western & Southern Financial Group, Inc.
400 Broadway
Cincinnati, OH 45202
Phone: 513-629-1648